Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Acquired intangible assets, amortization	$ 4,698,174
Deferred loan costs, amortization	$ 42,986
Common Stock, par value	$ 0.01	$ 0.01
Common Stock, shares authorized	400,066,666	400,066,666
Common Stock, shares issued	5,147,399	36,666
Common Stock, shares outstanding	5,147,399	36,666